Portfolio of Investments
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class D
3-month USD LIBOR + 3.650% Floor 3.650% 10/15/2031	3.875%	4,200,000	4,214,330
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.924%	8,000,000	8,002,184
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class D
3-month USD LIBOR + 4.320% Floor 4.320% 07/24/2031	4.538%	4,200,000	4,227,485
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.759%	2,500,000	2,511,252
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	5,500,000	5,523,083
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	2.544%	5,000,000	5,001,895
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.941%	6,750,000	6,649,634
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.661%	12,500,000	12,395,550
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class B
07/15/2025	4.070%	1,905,386	1,908,116
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	5,500,000	5,564,224
LendingClub Receivables Trust(a)
Series 2019-11 Class A
12/15/2045	3.750%	2,909,671	2,951,786
Series 2019-2 Class A
08/15/2025	4.000%	2,987,053	3,044,175
Series 2019-3 Class A
10/15/2025	3.750%	4,920,669	5,008,837
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-5 Class A
12/15/2045	3.750%	6,350,415	6,452,731
Series 2019-7 Class A
01/15/2027	3.750%	4,568,755	4,630,184
Series 2019-8 Class A
12/15/2045	3.750%	4,197,909	4,245,134
Series 2020-1 Class A
01/16/2046	3.500%	5,350,733	5,421,646
Series 2020-2 Class A
02/15/2046	3.600%	3,104,240	3,140,221
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	100,000	3,352,000
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.174%	7,000,000	7,001,099
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.322%	6,000,000	6,011,100
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	6,313,356	6,433,450
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	1.872%	9,000,000	9,027,756
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.472%	2,750,000	2,574,555
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.892%	4,300,000	4,136,338
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.955%	7,000,000	7,001,190
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	4,714,891	4,791,784
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	6,200,000	6,218,793
Columbia Quality Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.184%	3,000,000	3,020,712
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	4,000,000	4,016,103
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	592,631	595,837
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,573,030	1,588,134
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,804,000	8,878,547
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.791%	26,500,000	26,501,272
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	6.091%	7,000,000	6,882,001
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.941%	7,800,000	7,802,239
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.641%	6,500,000	6,496,776
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.973%	10,000,000	10,000,660
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	5,594,372	5,647,835
Total Asset-Backed Securities — Non-Agency (Cost $229,469,399)			228,870,648

Commercial Mortgage-Backed Securities - Agency 3.6%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	15,000,000	15,974,863
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,944,282	19,485,640
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	11,505,614	12,079,549
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	5,476,886	5,682,685
Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.860%	20,178,686	1,469,260
Series 2019-109 Class IO
04/16/2060	0.832%	40,850,786	2,949,562
Series 2019-118 Class IO
06/16/2061	0.857%	50,035,083	3,257,044
Series 2019-131 Class IO
07/16/2061	0.938%	39,358,584	2,777,846
Series 2019-134 Class IO
08/16/2061	0.900%	31,297,266	2,282,594
Series 2019-139 Class IO
11/16/2061	0.736%	33,516,931	2,086,560
Series 2020-19 Class IO
12/16/2061	0.955%	30,750,304	2,530,172
Series 2020-3 Class IO
02/16/2062	0.888%	29,091,706	2,181,087
Total Commercial Mortgage-Backed Securities - Agency (Cost $75,787,167)			72,756,862

Commercial Mortgage-Backed Securities - Non-Agency 10.4%

Aventura Mall Trust(a),(f)
Series 2018-AVM Class A
07/05/2040	4.112%	6,520,000	7,321,639
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.357%	4,490,000	4,081,597
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.908%	6,500,000	5,948,540
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.882%	3,830,000	3,826,312
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	2.082%	7,000,000	6,934,383

2	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	5,000,000	4,960,120
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.612%	3,000,000	2,999,999
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.362%	17,000,000	17,000,031
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.112%	3,675,000	3,671,565
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	11,560,000	10,691,786
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	8,637,513
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	3,116,916
Hilton USA Trust(a),(f)
Series 2016-HHV Class D
11/05/2038	4.194%	8,395,000	8,921,286
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	15,377,093
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	5,022,613
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,769,041
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.112%	3,170,748	3,177,202
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class D
11/10/2036	3.177%	5,500,000	5,338,897
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	4,054,384
Series 2018-SF3 Class B
10/17/2035	4.079%	21,000,000	21,354,150
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,470,000	5,604,015
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	11,162,378
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	8,196,770
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	13,650,000	14,002,118
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	5,099,090
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.212%	5,682,853	5,654,447
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.212%	6,700,000	6,504,282
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $201,394,102)			207,428,167

Residential Mortgage-Backed Securities - Agency 69.0%

Federal Home Loan Mortgage Corp.
04/01/2022	6.500%	2,961	2,992
10/01/2024- 04/01/2040	5.000%	5,699,099	6,619,932
06/01/2030	5.500%	2,534,935	2,825,337
08/01/2035	2.000%	39,245,001	40,647,916
04/01/2041- 11/01/2048	4.000%	39,351,758	43,432,025
08/01/2041	4.500%	3,464,977	3,878,001
03/01/2042- 11/01/2046	3.500%	56,619,120	61,865,314
11/01/2043- 01/01/2050	3.000%	52,934,201	55,871,443
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.838%	6,454,936	1,057,065
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.838%	8,294,021	1,646,951
CMO Series 3913 Class SW
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 09/15/2040	6.488%	565,278	31,286

Columbia Quality Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.088%	4,370,330	189,117
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.038%	1,797,131	97,331
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.988%	479,572	10,499
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.788%	3,379,283	694,736
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.838%	7,210,276	1,482,553
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	5.932%	12,220,016	2,648,784
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.732%	9,366,556	2,146,566
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.962%	16,632,759	4,235,978
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.932%	20,165,369	5,815,828
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.858%	8,245,348	1,719,073
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.888%	3,265,436	642,162
Federal Home Loan Mortgage Corp.(g)
CMO Series 304 Class C69
12/15/2042	4.000%	2,580,961	397,975
CMO Series 3800 Class HI
01/15/2040	4.500%	757,877	20,154
CMO Series 4120 Class AI
11/15/2039	3.500%	2,296,271	77,061
CMO Series 4122 Class JI
12/15/2040	4.000%	1,941,817	129,302
CMO Series 4139 Class CI
05/15/2042	3.500%	3,133,630	349,501
CMO Series 4147 Class CI
01/15/2041	3.500%	4,142,965	245,156
CMO Series 4148 Class BI
02/15/2041	4.000%	1,869,105	98,530
CMO Series 4177 Class IY
03/15/2043	4.000%	6,032,088	984,234
CMO Series 4182 Class DI
05/15/2039	3.500%	2,273,875	54,106
CMO Series 4213 Class DI
06/15/2038	3.500%	1,460,810	25,424
CMO Series 4215 Class IL
07/15/2041	3.500%	2,796,804	104,840
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4068 Class GI
09/15/2036	2.396%	5,306,660	380,000
CMO Series 4107 Class KS
06/15/2038	2.583%	4,602,488	279,031
CMO Series 4620 Class AS
11/15/2042	2.178%	7,065,775	447,064
Federal Home Loan Mortgage Corp. REMIC(b),(g)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.032%	16,589,429	3,861,561

4	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/01/2022- 09/01/2036	6.500%	2,353,587	2,751,023
11/01/2022- 07/01/2023	6.000%	66,738	70,094
04/01/2029- 09/01/2041	5.000%	25,520,639	29,530,053
04/01/2033- 04/01/2041	5.500%	1,596,430	1,870,532
11/01/2034- 07/01/2048	3.500%	86,534,042	93,364,709
03/01/2036- 08/01/2041	4.500%	16,340,598	18,332,112
02/01/2041- 01/01/2042	4.000%	17,316,606	19,160,760
11/01/2046- 11/01/2050	3.000%	147,105,277	157,551,330
10/01/2050- 12/01/2050	2.000%	61,811,993	62,626,834
10/01/2050	2.500%	22,152,559	23,009,354
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,973,664	9,543,172
Federal National Mortgage Association(b),(g)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	5.962%	7,810,260	1,040,487
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	5.982%	7,266,679	1,569,638
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	6.532%	785,661	24,786
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	5.982%	3,408,959	311,621
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.032%	12,043,869	2,345,504
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	5.832%	23,609,830	5,613,412
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.732%	14,667,513	3,129,461
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.882%	20,810,303	4,429,180
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.882%	18,121,751	3,919,365
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.032%	14,834,292	3,554,623
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	55,631,613	5,306,065
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.032%	10,927,727	2,626,277
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.932%	33,823,991	6,699,920
CMO Series 2019-57 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.932%	19,979,756	4,358,586
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	5.832%	24,420,108	4,992,447
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.962%	21,059,747	6,108,586

Columbia Quality Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f),(g)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,766,179	5
Federal National Mortgage Association(g)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	5,495,200	176,393
CMO Series 2012-129 Class IC
01/25/2041	3.500%	5,038,714	300,494
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,617,331	79,591
CMO Series 2012-134 Class AI
07/25/2040	3.500%	6,746,702	342,414
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,840,711	320,131
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,956,518	399,395
CMO Series 2013-1 Class BI
02/25/2040	3.500%	1,221,030	67,362
CMO Series 2013-16
01/25/2040	3.500%	5,200,122	355,128
CMO Series 2013-41 Class IY
05/25/2040	3.500%	5,019,438	219,147
CMO Series 2013-6 Class MI
02/25/2040	3.500%	4,029,316	194,428
CMO Series 2020-55 Class MI
08/25/2050	2.500%	26,237,569	4,382,167
CMO Series 2021-3 Class TI
02/25/2051	2.500%	34,905,455	6,353,648
CMO Series 417 Class C4
02/25/2043	3.500%	10,612,779	1,781,835
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	164,943	186,098
01/15/2039- 08/20/2040	5.000%	7,237,467	8,351,984
Government National Mortgage Association(h)
04/20/2048	4.500%	20,294,912	22,084,127
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,521,184	726,979
CMO Series 2012-129 Class AI
08/20/2037	3.000%	3,403,365	134,321
CMO Series 2014-131 Class EI
09/16/2039	4.000%	8,016,000	595,122
CMO Series 2015-175 Class AI
10/16/2038	3.500%	17,006,310	1,750,546
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	44,420,060	5,810,997
CMO Series 2019-158 Class PI
12/20/2049	3.500%	45,337,118	5,789,051
CMO Series 2020-129 Class YI
09/20/2050	2.500%	33,752,760	4,513,125
CMO Series 2020-138 Class JI
09/20/2050	2.500%	36,517,470	5,085,646
CMO Series 2020-175 Class KI
11/20/2050	2.500%	24,841,703	3,558,529
CMO Series 2020-185 Class KI
12/20/2050	2.500%	43,346,946	5,952,446
CMO Series 2020-188 Class KI
12/20/2050	2.500%	44,700,896	6,661,618
CMO Series 2020-191 Class UC
12/20/2050	4.000%	24,273,631	4,319,769
CMO Series 2021-1 Class IB
01/20/2051	2.500%	25,908,420	3,517,726
CMO Series 2021-8 Class IO
01/20/2051	3.000%	48,244,666	7,546,469
CMO Series 2021-9 Class DI
01/20/2051	2.500%	24,422,270	3,703,290
CMO Series 2021-9 Class MI
01/20/2051	2.500%	30,000,000	4,036,512
Government National Mortgage Association(b),(g)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.093%	12,369,641	2,984,088
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.089%	11,865,974	2,844,244
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.089%	16,042,769	2,839,071
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.089%	12,609,954	2,120,049

6	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.039%	6,860,660	1,555,574
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.039%	15,423,135	2,652,260
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.089%	12,782,663	2,829,270
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.089%	8,771,148	1,798,131
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.089%	8,985,904	1,904,957
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.089%	13,034,089	2,879,632
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.089%	11,914,639	2,840,184
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	5.989%	18,459,036	1,992,827
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.289%	33,786,634	3,462,032
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	14,343,363	2,567,654
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	12,009,028	2,731,584
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.989%	23,478,429	4,189,521
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.943%	19,942,517	5,445,526
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.989%	30,327,497	6,880,260
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.089%	23,110,627	4,528,338
CMO Series 2020-125 Class AS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	6.139%	26,833,029	6,353,235
Government National Mortgage Association(c),(d),(g)
CMO Series 2021-27 Class IN
02/20/2051	2.500%	16,814,655	2,154,462
Government National Mortgage Association TBA(i)
03/18/2051	2.000%	40,000,000	40,493,750
03/18/2051	3.000%	47,000,000	48,896,523
Uniform Mortgage-Backed Security TBA(i)
03/16/2036- 03/11/2051	3.000%	74,000,000	77,690,964
03/11/2051	2.000%	88,000,000	88,522,500
03/11/2051	2.500%	115,000,000	118,809,375
03/11/2051	3.500%	62,500,000	66,225,586
03/11/2051	4.000%	40,000,000	42,934,084
Total Residential Mortgage-Backed Securities - Agency (Cost $1,356,413,439)			1,379,276,933

Residential Mortgage-Backed Securities - Non-Agency 23.9%

Ajax Mortgage Loan Trust(a),(d),(f)
CMO Series 2021-B Class A
06/25/2066	2.239%	8,000,000	8,000,000
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-2 Class M1
07/27/2048	4.343%	5,495,000	5,568,075

Columbia Quality Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Koitere Fund Trust(a),(f)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	3,549,435	3,566,397
Bayview Opportunity Master Fund IVa Trust(a),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	6,412,178	6,454,280
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,488,617
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.718%	2,950,992	2,951,667
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.968%	8,731,543	8,779,245
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.868%	10,000,000	10,011,454
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.718%	19,000,000	19,034,544
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.098%	6,299,000	6,366,511
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.618%	5,000,000	5,056,424
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.145%	9,000,000	9,045,000
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.870%	8,552,600	8,571,039
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.395%	6,000,000	6,012,936
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	16,500,000	16,401,478
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.868%	13,000,000	12,951,309
CIM Trust(a),(f)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	3,086,597	3,101,731
CIM Trust(a),(d),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	8,000,000	8,000,000
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	3.034%	534,423	497,157
CMO Series 2014-A Class B2
01/25/2035	5.498%	1,383,414	1,465,053
CMO Series 2014-C Class A
02/25/2054	3.250%	142,272	142,329
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	4,439,293	4,672,847
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.268%	4,715,544	4,677,472
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.168%	8,631,972	8,634,655
Credit Suisse Mortgage Capital Certificates(a),(f)
CMO Series 2014-2R Class 17A2
04/27/2037	0.044%	683,680	675,779
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.918%	5,233,613	5,240,102
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.568%	14,700,000	14,686,326
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.118%	4,800,853	4,908,159
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	11,500,000	11,577,232
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.668%	6,900,032	7,072,328

8	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.645%	12,200,000	12,225,188
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	6,800,000	6,800,000
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	8,000,000	7,920,784
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	13,570,000	13,677,176
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	6,172,000	6,310,747
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	4,000,000	4,002,347
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,451,256	5,445,618
LVII Trust(a),(d),(f)
CMO Series 2020-1 Class M1
05/25/2060	4.650%	7,251,000	7,273,659
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	4,781,211	4,781,286
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,962,813	1,961,283
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.299%	14,622,185	758,514
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.068%	5,500,000	5,524,037
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	12,952,134	13,021,732
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	7,438,705	7,107,117
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.878%	4,694,229	4,541,090
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.968%	26,500,000	26,466,899
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.768%	26,500,000	26,367,802
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	12,000,000	11,722,476
PRPM LLC(a),(f)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	20,613,159	20,825,835
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.868%	5,000,000	5,000,019
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.568%	7,400,000	7,325,379
RBSSP Resecuritization Trust(a),(f)
CMO Series 2012-1 Class 5A2
12/27/2035	2.967%	1,212,081	1,208,686
Stonnington Mortgage Trust(a),(c),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	7,627,093	7,627,093
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	5,886,059	5,889,859
CMO Series 2019-1 Class A1
03/25/2022	4.458%	10,720,000	10,777,200
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.150%	2,350,000	2,373,799
Triangle Re Ltd.(a),(b),(i)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.107%	15,000,000	15,007,167
Vendee Mortgage Trust(f),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	753,955	3

Columbia Quality Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1998-3 Class IO
03/15/2029	0.000%	830,867	6
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	4,282,568	4,294,798
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	766,119	767,579
Subordinated CMO Series 2019-NPL7 Class A1B
10/25/2049	3.967%	8,000,000	8,008,750
Verus Securitization Trust(a),(f)
CMO Series 2019-3 Class M1
07/25/2059	3.139%	4,495,000	4,596,565
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,802,262
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $469,488,414)			478,022,901
Options Purchased Puts 2.0%
Value ($)
(Cost $12,059,000)	40,076,807

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(j),(k)	91,264,598	91,255,471
Total Money Market Funds (Cost $91,255,471)		91,255,471
Total Investments in Securities (Cost: $2,435,866,992)		2,497,687,789
Other Assets & Liabilities, Net		(499,647,953)
Net Assets		1,998,039,836

At February 28, 2021, securities and/or cash totaling $13,165,576 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,309	06/2021	USD	306,447,594	—	(3,689,115)
U.S. Treasury 5-Year Note	624	06/2021	USD	77,356,500	—	(630,155)
Total					—	(4,319,270)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(19)	06/2021	USD	(3,025,156)	43,761	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	1.00	09/30/2021	1,740,000	6,495,730
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	250,000,000	250,000,000	1.25	11/16/2021	3,500,000	12,258,450
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	120,000,000	120,000,000	1.25	12/03/2021	1,860,000	6,049,980
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	290,000,000	290,000,000	1.25	01/05/2022	4,959,000	15,272,647
Total							12,059,000	40,076,807

10	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,926,880)	764,547	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,256,807)	94,474	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,776,759)	614,426	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.071	USD	2,400,000	(145,200)	400	—	(369,818)	225,018	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	20,000,000	(2,328,000)	3,333	—	(3,886,414)	1,561,747	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	5,000,000	(582,000)	833	—	(1,166,960)	585,793	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,635,139)	472,806	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	5,000,000	(582,000)	833	—	(846,049)	264,882	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.071	USD	16,000,000	(968,000)	2,667	—	(3,177,667)	2,212,334	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.610	USD	5,000,000	(967,500)	833	—	(287,729)	—	(678,938)
Total								(10,228,700)	15,567	—	(16,330,222)	6,796,027	(678,938)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $902,341,220, which represents 45.16% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $44,119,008, which represents 2.21% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2021.
Columbia Quality Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	100,579,498	601,143,118	(610,468,134)	989	91,255,471	(14,893)	66,176	91,264,598
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Quality Income Fund | Quarterly Report 2021

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3QT236_05_L01_(04/21)